PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment, net (Details)	1 Months Ended		9 Months Ended
	Nov. 30, 2024	May 31, 2022	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			¥ 85,765,308		¥ 76,331,536
Less: accumulated depreciation and amortization			(51,956,645)		(37,633,450)
Property and equipment, net			¥ 33,808,663	$ 4,749,075	38,698,086
Commercial Loan Facility
PROPERTY AND EQUIPMENT, NET
Debt instrument term	1 year	2 years	2 years
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			¥ 53,049,212		53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			3,041,144		3,687,643
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			3,946,778		3,933,670
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			1,667,222		1,667,222
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			1,654,860		1,565,195
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross			¥ 11,561,752		¥ 12,428,593